INCOME TAXES - Movement of the valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movement of allowances
Beginning of the year	$ 50,118
End of the year	45,682	$ 50,118
Allowance
Movement of allowances
Beginning of the year	50,118	70,627	$ 76,522
Additions (Reversals)	(4,671)	(21,585)	(6,156)
Foreign exchange effect	235	1,076	261
End of the year	$ 45,682	$ 50,118	$ 70,627